Victory Variable Insurance Diversified Stock Fund | Victory Variable Insurance Diversified Stock Fund
Victory Variable Insurance Diversified Stock Fund
Investment Objective
The Fund seeks to provide long-term growth of capital.
Fund Fees and Expenses

This section describes the fees and expenses applicable to Class A shares of the Fund. The following fees and expenses do not include the fees and charges related to either the separate accounts or to the contracts. If these charges were included, overall expenses would be higher.

Annual Fund Operating Expenses (deducted from Fund assets)
Annual Fund Operating Expenses		Victory Variable Insurance Diversified Stock Fund Class A
Management Fees		0.30%
Distribution (12b-1) Fees		0.25%
Other Expenses (includes a contract owner's administrative service fee of up to 0.25%)	[1]	0.64%
Total Annual Fund Operating Expense		1.19%
[1]	Other Expenses include Acquired Fund Fees and Expenses that were less than 0.01%.

Example:

The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Victory Variable Insurance Diversified Stock Fund Class A	121	378	654	1,443

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities and securities convertible or exchangeable into common stock traded on U.S. exchanges and issued by large, established companies. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

The Fund seeks to invest in both growth and value securities.

■  Growth stocks are stocks of companies that the Adviser believes will experience earnings growth; and

■  Value stocks are stocks that the Adviser believes are intrinsically worth more than their market value.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's net asset value ("NAV"), yield and/or total return may be adversely affected if any of the following occurs:

■  The market values of the securities acquired by the Fund decline.

■  Growth stocks fall out of favor because the companies' earnings growth does not meet expectations.

■  Value stocks fall out of favor relative to growth stocks.

■  The portfolio manager does not execute the Fund's principal investment strategies effectively.

■  A company's earnings do not increase as expected.

■  Foreign securities lose market share or profits. Foreign securities generally experience more volatility than their domestic counterparts.

■  An investment company in which the Fund invests does not achieve its investment objective.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table below indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

While the total returns reflected in the bar chart, table, and listing of highest and lowest quarterly returns include fees paid by the Class A shares of the Fund, they do not reflect the impact of fees and charges imposed pursuant to the terms of the contracts funded by the separate accounts that invest in the Fund. (See Additional Fund Information). As a result of these fees and charges, the total returns for the separate account assets that relate to the contracts will be lower than the total returns for the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The table below shows how the average annual total returns for Class A shares of the Fund for one, five and ten year periods compare to those of the S&P 500 Index.

Calendar Year Returns for Class A Shares

Highest/lowest quarterly results during this time period were: Highest 19.25% (quarter ended June 30, 2003) Lowest -25.14% (quarter ended December 31, 2008)
Average Annual Total Returns (For the Periods ended December 31, 2012)
Average Annual Returns Victory Variable Insurance Diversified Stock Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	16.28%	(0.79%)	6.81%
S&P 500 Index (Index returns reflect no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%